Income Taxes (Details) - Schedule of Internal Revenue Service - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of the internal revenue service [Abstract]
Net deferred tax liability	$ 1	$ (8,407)
Valuation allowance